Taxation - Schedule of Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the period	$ 11,820	$ 7,577
Additions	838	4,459
Foreign currency translation adjustments	138	(216)
Balance at the end of the period	$ 12,796	$ 11,820